Net Loss per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share
	June 30, 2021	June 30, 2020
Stock-based compensation awards – employees	220,277,537	148,997,109
Stock-based compensation awards – non-employees	65,717,233	37,607,667
Warrants	10,198,958	—
Redeemable Preference Stock	470,588,235	470,588,235
Class A-1 Convertible Preferred Stock	57,513,413	—
Class A-2 Convertible Preferred Stock	19,546,600	—
Class B Convertible Preferred Stock	452,941,177	452,941,177
Convertible related party notes payable and convertible notes payable	168,913,222	—
Total	1,465,696,375	1,110,134,188